FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2011
FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I
FINANCIAL INFORMATION OF PARENT COMPANY
BALANCE SHEETS
(In U.S. dollars in thousands, except share related data)

	As of December 31,
	2010	2011
Assets
Current assets
Cash and cash equivalents	$16,601	$2,391
Investment in subsidiaries	79,301	86,887
Amount due from subsidiaries	184,183	183,701
Other current assets	197	181

TOTAL ASSETS	280,282	273,160

Liabilities
Current liabilities
Accounts payable	4	40
Amount due to subsidiaries	131	156
Accrued expenses and other liabilities	4,479	816

Total liabilities	4,614	1,012

Equity
Ordinary Shares ($0.001 par value; 900,000,000 shares authorized in 2010 and 2011; 131,905,011 shares and 127,662,057 shares issued as of December 31, 2010 and 2011, respectively; 131,905,011 shares and 125,247,597 shares outstanding as of December 31, 2010 and 2011, respectively)	132	128
Additional paid in capital	277,676	275,150
Treasury stock (nil and 2,414,460 shares as of December 31, 2010 and 2011, respectively)	-	(3,775)
Accumulated deficits	(20,493)	(30,089)
Accumulated other comprehensive income	18,353	30,734

Total equity	275,668	272,148

TOTAL LIABILITIES AND EQUITY	$280,282	$273,160

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I
FINANCIAL INFORMATION OF PARENT COMPANY
STATEMENTS OF OPERATIONS
(In U.S. dollars in thousands)

	For the years ended December 31,
	2009	2010	2011
Operating expenses
Selling and marketing	$(1,540)	$(2,424)	$(1,421)
General and administrative	(4,693)	(5,987)	(3,471)
Total operating expenses	(6,233)	(8,411)	(4,892)
Investment (loss)/income in subsidiaries	(32,041)	3,354	(4,795)
Interest income	1,035	140	91

Net loss attributable to holders of ordinary shares	$(37,239)	$(4,917)	$(9,596)

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I
FINANCIAL INFORMATION OF PARENT COMPANY
STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (LOSS)
(In U.S. dollars in thousands, except share related data)

					Retained	Accumulated
					earnings/	other
	Ordinary shares		Additional	Treasury	(Accumulated	comprehensive	Total	Comprehensive
	Shares	Amount	paid in capital	stock	deficits)	income	equity	income (loss)

Balance as of January 1, 2009	134,425,925	$134	$268,881	$-	$21,663	$10,052	$300,730

Ordinary shares issued for share based compensation	46,566	1	1,279	-	-	-	1,280
Share repurchase	(3,293,004)	(3)	(7,384)	-	-	-	(7,387)
Share-based compensation	-	-	5,766	-	-	-	5,766
Foreign currency translation adjustment	-	-	-	-	-	(108)	(108)	$(108)
Net loss	-	-	-	-	(37,239)	-	(37,239)	(37,239)

Balance as of December 31, 2009	131,179,487	132	268,542	-	(15,576)	9,944	263,042	(37,347)

Ordinary shares issued for share based compensation	725,524	-	1,163	-	-	-	1,163
Share-based compensation	-	-	7,971	-	-	-	7,971
Foreign currency translation adjustment	-	-	-	-	-	8,409	8,409	8,409
Net loss	-	-	-	-	(4,917)	-	(4,917)	(4,917)

Balance as of December 31, 2010	131,905,011	132	277,676	-	(20,493)	18,353	275,668	3,492

Ordinary shares issued for share based compensation	138,416	-	229	-	-	-	229
Share repurchase	(4,381,370)	(4)	(7,369)	-	-	-	(7,373)
Treasury stock	(2,414,460)	-	-	(3,775)	-	-	(3,775)
Share-based compensation	-	-	4,614	-	-	-	4,614
Foreign currency translation adjustment	-	-	-	-	-	12,381	12,381	12,381
Net loss	-	-	-	-	(9,596)	-	(9,596)	(9,596)

Balance as of December 31, 2011	125,247,597	$128	$275,150	$(3,775)	$(30,089)	$30,734	$272,148	$2,785

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I
FINANCIAL INFORMATION OF PARENT COMPANY
STATEMENTS OF CASH FLOWS
(In U.S. dollars in thousands)

	For the years ended December 31,
	2009	2010	2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$(37,239)	$(4,917)	$(9,596)
Investment loss/(income) in subsidiaries	32,041	(3,354)	4,795
Share-based compensation	5,766	7,971	4,614
CHANGES IN WORKING CAPITAL ACCOUNTS
Other current assets	31	27	16
Accounts payable	-	4	36
Other current liabilities	381	767	(697)
Amount due to subsidiaries	22	53	25
Amount due from subsidiaries	(19,871)	(541)	482
Net cash (used in) provided by operating activities.	(18,869)	10	(325)
CASH FLOWS FROM INVESTING ACTIVITIES
Payments for acquisition of subsidiaries	(6,000)	(12,178)	-
Advance payment / payment for contingent consideration in connection with a business combination	-	(2,415)	(2,966)
Net cash used in investing activities	(6,000)	(14,593)	(2,966)
CASH FLOWS FROM FINANCING ACTIVITIES
Share repurchase	(7,387)	-	(7,373)
Treasury stock	-	-	(3,775)
Proceeds from exercises of stock options	1,279	1,163	229
Net cash provided by (used in) financing activities	(6,108)	1,163	(10,919)
Net decrease in cash	(30,977)	(13,420)	(14,210)
Cash, at beginning of year	60,998	30,021	16,601

Cash, at end of year	$30,021	$16,601	$2,391

NOTES TO ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I
FINANCIAL INFORMATION OF PARENT COMPANY
(In U.S. dollars in thousands)

Notes:

1.	BASIS FOR PREPARATION

The condensed financial information of the parent company, AirMedia Group Inc., only has been prepared using the same accounting policies as set out in the Group's consolidated financial statements except that the parent company has used equity method to account for its investment in its subsidiaries, AM Technology, Shenzhen AM, Xi'an AM and Glorious Star, and its VIEs, Shengshi Lianhe, AM Advertising, AirMedia UC and AM Yuehang, and VIEs' subsidiaries, AirTV United, AM Film, Flying Dragon, AM Wenzhou, Weimei Lianhe, Shengshi Lixin, Hainan Jinhui, Youtong, AM Jinshi, TJ Jinshi, TJ AM, Dongding, AM Outdoor, Weimei Shengjing and AM Jinsheng.

2.	INVESTMENTS IN SUBSIDIARIES AND VARIABLE INTEREST ENTITIES

The Company, its subsidiaries, its VIEs and VIEs' subsidiaries are included in the consolidated financial statements where the inter-company balances and transactions are eliminated upon consolidation. For the purpose of the Company's stand-alone financial statements, its investments in subsidiaries, VIEs and VIEs' subsidiaries are reported using the equity method of accounting. The Company's share of income and losses from its subsidiaries, VIEs and VIEs' subsidiaries is reported as earnings from subsidiaries, VIEs and VIEs' subsidiaries in the accompanying condensed financial information of parent company.

3.	INCOME TAXES

The Company is a tax exempted company incorporated in the Cayman Islands.